Unaudited Interim Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Ordinary shares, shares authorized (in Shares)	2,166,666,666	2,166,666,666
Ordinary shares, par value (in Dollars per share)	$ 0.0000462	$ 0.0000462
Ordinary shares, shares issued (in Shares)	5,481,104	2,436,907
Ordinary shares, shares outstanding (in Shares)	5,481,104	2,436,907
Adjusted ordinary share par value	$ 0.0000462
Class A Ordinary Shares
Ordinary shares, shares authorized (in Shares)	2,166,250,000	2,166,250,000
Ordinary shares, par value (in Dollars per share)	$ 0.0000462	$ 0.0000462
Ordinary shares, shares issued (in Shares)	5,202,808	2,258,611
Ordinary shares, shares outstanding (in Shares)	5,202,808	2,258,611
Class B Ordinary Shares
Ordinary shares, shares authorized (in Shares)	416,666	416,666
Ordinary shares, par value (in Dollars per share)	$ 0.0000462	$ 0.0000462
Ordinary shares, shares issued (in Shares)	278,296	178,296
Ordinary shares, shares outstanding (in Shares)	278,296	178,296